Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.125% Series due June 1, 2036
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-278184-01.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.750% Series due June 1, 2056
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,534,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,519.45
Offering Note	See Offering Note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.900% Series due June 1, 2066
Amount Registered | shares	1,050,000,000
Maximum Aggregate Offering Price	$ 1,049,359,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 144,916.55
Offering Note	See Offering Note (1).